Mercedes-Benz Auto Receivables
T
rust 2023-1

Amounts in USD
Investor Report
Collection Period Ended
31-Aug-2024
Dates
31-Aug-2024
Actual/360 Days
32
30/360 Days
30
16-Sep-2024
15-Sep-2024
Collection Period No.
20
Collection Period (from... to)
Determination Date
Record Date
Distribution Date
Interest Period of the Clas
s
A-1 Notes (from... to)
Interest Period of the Clas
s
A-2, A-3 an
d
A-4 Notes (from... to)
1-Aug-2024
12-Sep-2024
13-Sep-2024
16-Sep-2024
15-Aug-2024
15-Aug-2024
Summary
Beginning
Balance
0.00
33,030,909.11
657,500,000.00
118,600,000.00
Principal
Payment
0.00
33,030,909.11
9,158,884.74
0.00
Ending
Balance
0.00
0.00
648,341,115.26
118,600,000.00
Clas
s
A-1
Notes
Clas
s
A-2
Notes
Clas
s
A-3
Notes
Clas
s
A-4 Notes
Principal per $1000
Fac
e
Amount
0.000000
50.237124
13.929863
0.000000
Initial
Balance
435,500,000.00
657,500,000.00
657,500,000.00
118,600,000.00
Note
Factor
0.000000
0.000000
0.986070
1.000000
809,130,909.1
1
766,941,1
15.26
42,189,793.85
T
otal Note Balance
1,869,100,000.00
Overcollateralization
Adjusted Pool Balance
Y
ield Supplement Overcollateralizatio
n
Amount
Pool Balance
47,925,707.49
857,056,616.60
84,832,666.29
941,889,282.89
47,925,707.49
814,866,822.75
80,412,796.36
895,279,619.1
1
47,928,299.76
1,917,028,299.76
200,704,831.25
2,1
17,733,131.01
Initial
Overcollateralizatio
n
Amount
T
arget
Overcollateralizatio
n
Amount
Current Overcollateralizatio
n
Amount
Amount
Percentage
2.50%
2.50%
2.50%
47,928,299.76
47,925,707.49
47,925,707.49
Clas
s
A-1
Notes
Clas
s
A-2
Notes
Clas
s
A-3
Notes
Clas
s
A-4 Notes
Interest
Rate
0.000000%
5.090000%
4.510000%
4.310000%
Interest Payment
0.00
140,106.11
2,471,104.17
425,971.67
Interest per
$1000 Fac
e
Amount
0.000000
0.213089
3.758333
3.591667
Interest & Principal
Payment
0.00
33,171,015.22
11,629,988.91
425,971.67
Interest & Principal Payment
per $1000 Fac
e
Amount
0.000000
50.450213
17.688196
3.591667
$45,226,975.80
T
otal
$3,037,181.95

Mercedes-Benz Auto Receivables
T
rust 2023-1

Amounts in USD
Investor Report
Collection Period Ended
31-Aug-2024
A
vailable Collections
Reserve Fund Dra
w
Amount
A
vailable Funds
Purchas
e
Amounts
Advances made by the Servicer
Investment Earnings
Principal Collections
Interest Collections
Net Liquidation Proceeds
Recoveries
50,178,420.03
0.00
50,178,420.03
43,287,082.68
3,986,090.19
1,026,818.32
1,490,394.49
172,275.93
0.00
215,758.42
(1)
T
otal Servicing Fee
Nonrecoverabl
e
Advances to the Servicer
(2)
T
otal Trustee Fees and an
y
Asset Representations Reviewer
fees (max. $250,000 p.a.)
784,907.74
0.00
0.00
3,037,181.95
0.00
0.00
42,189,793.85
0.00
0.00
(3) Interest Distributabl
e
Amount Clas
s
A Notes
(4) Priority Principal Distributabl
e
Amount
(5)
T
o Reserve Fund to reach the Reserve Fund Require
d
Amount
(6) Regular Principal Distributabl
e
Amount
(7) Additional Servicing Fee and Transition Costs
(8)
T
otal Trustee Fees and an
y
Asset Representations Reviewer
fees [not previously paid under (2)]
(9) Excess Collections to Certificateholders
T
otal Distribution
50,178,420.03
4,166,536.49
Distributions
A
vailable Funds
Distribution Detail
Paid
Shortfall
Due
T
otal Servicing Fee
T
otal Trustee Fee
784,907.74
0.00
0.00
0.00
784,907.74
0.00
Monthly Interest Distributabl
e
Amount
thereof on Clas
s
A-1 Notes
thereof on Clas
s
A-2 Notes
thereof on Clas
s
A-3 Notes
thereof on Clas
s
A-4 Notes
3,037,181.95
0.00
140,106.11
2,471,104.17
425,971.67
0.00
0.00
0.00
0.00
0.00
3,037,181.95
0.00
140,106.11
2,471,104.17
425,971.67
Interest Carryover Shortfal
l
Amount
thereof on Clas
s
A-1
Notes
thereof on Clas
s
A-2
Notes
thereof on Clas
s
A-3
Notes
thereof on Clas
s
A-4
Notes
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
3,037,181.95
3,037,181.95
0.00
Interest Distributabl
e
Amount Clas
s
A
Notes
Priority Principal Distributabl
e
Amount
Regular Principal Distributabl
e
Amount
0.00
42,189,793.85
0.00
0.00
0.00
42,189,793.85
Aggregate Principal Distributabl
e
Amount
42,189,793.85
42,189,793.85
0.00

Mercedes-Benz Auto Receivables
T
rust 2023-1

Amounts in USD
Investor Report
Collection Period Ended
31-Aug-2024
Reserve Fund and Investment Earnings
Investment Earnings
Reserve Fund
Reserve Fun
d
Amount - Beginning Balance
Reserve Fund Deficiency
Reserve Fun
d
Amount - Ending Balance
4,792,570.75
0.00
4,792,570.75
Reserve Fund Require
d
Amount
plus/minus change to meet Reserve Fund Require
d
Amount
plus Net Investment Earnings for the Collection Period
minus Net Investment Earnings
minus Reserve Fund Dra
w
Amount
Investment Earnings for the Collection Period
Net Investment Earnings on the Reserve Fund
Net Investment Earnings on the Collectio
n
Account
20,282.98
195,475.44
215,758.42
4,792,570.75
0.00
20,282.98
20,282.98
0.00
Notice to Investors

Mercedes-Benz Auto Receivables
T
rust 2023-1

Amounts in USD
Investor Report
Collection Period Ended
31-Aug-2024
Pool Statistics
Pool Data
5.07%
36.23
33.15
Cutoff Date Pool Balance
Amount
2,117,733,131.01
Pool Balance beginning of Collection Period
941,889,282.89
Principal Collections
Principal Collections attributable to Full Pay-offs
Principal Purchas
e
Amounts
Principal Gross Losses
Pool Balance end of Collection Period
W
eighte
d
A
verag
e
APR
895,279,619.11
33,689
34,661
W
eighte
d
A
verage Number of Remaining Payments
W
eighte
d
A
verage Seasoning (months)
As of Cutoff Date
Current
Number of Receivables
52,827
27,436,543.46
15,850,539.22
169,825.05
3,152,756.05
Pool Factor
42.28%
4.85%
54.32
13.16

Mercedes-Benz Auto Receivables
T
rust 2023-1

Amounts in USD
Investor Report
Collection Period Ended
31-Aug-2024
Delinquency Profile
(1) A receivable is not considered delinquent if the amount past due is less than
10% of the payment due under such receivable
33,689
31-60
Days
Delinquent
61-90
Days
Delinquent
91-120 Days Delinquent
T
otal
Current
98.06%
1.39%
0.45%
0.10%
100.00%
877,893,699.76
12,472,850.11
3,987,100.50
925,968.74
895,279,619.11
33,264
323
84
18
Delinquency Profile
(1)
Amount
Number of Receivables
Percentage
Delinquency
T
rigger
3.550%
60+ Delinquency Loans to EO
P
Aggregate Securitization
V
alue
0.549%
Delinquency Trigger occurred
No
Loss Statistics
A
verage Net Loss / (Gain)
16,851.32
Cumulative Principal Net Loss / (Gain) as % of Cutoff Date Pool Balance
Four Mont
h
A
verage
1.473%
Principal Net Loss / (Gain) as % of
A
verage Pool Balance (annualized):
24,923,101.44
687,997.44
Principal Net Loss / (Gain)
Principal Net Liquidation Proceeds
Principal Recoveries
Principal Gross Losses
92
1,479
Losses
(1)
Amount
3,152,756.05
1,015,019.59
1,449,739.02
Number of Receivables
Number of Receivables
Amount
59,178,135.54
20,321,130.82
13,933,903.28
Current
Cumulative
1.177%
(1) Losses include accounts that have been charged off with a balance remaining of less than
$50.
These accounts are excluded in the Number of Receivables count as they are not considered a charge-off
on a defaulted loan
.
Current Collection Period
0.899%
Prior Collection Period
2.756 % Second Prior
Collection
Period
0.145
%
Third
Prior
Collection
Period
2.092%